REGISTRATION NOS. 333-124398/811-3240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. 1 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102 [X]

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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MARY L. CAVANAUGH, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

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TITLE OF SECURITIES BEING REGISTERED:

INDEPENDENCE PLUS FIXED AND VARIABLE ANNUITY CONTRACTS

NOTE

This Post-Effective Amendment No. 1 to the Form N-4 Registration Statement No. 333-124398 ("Registration Statement") of The Variable Annuity Life Insurance Company ("Depositor") and its Separate Account A ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding a guarantee as an exhibit.

PART A

The Prospectus dated May 1, 2005, is incorporated into Part A of this Post-Effective Amendment No. 1 by reference to the Registrant's Registration Statement on Form N-4, as filed on April 28, 2005 (File No. 333-124398).

PART B

The Statement of Additional Information dated May 1, 2005 is incorporated into Part B of this Post-Effective Amendment No. 1 by reference to the Registration Statement on Form N-4, as filed on April 28, 2005 (File No. 333-124398). All financial statements filed with the May 1, 2005 Statement of Additional Information are also incorporated by reference herein.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

INDEPENDENCE PLUS CONTRACT SERIES

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements (Incorporated by reference to Form N-4 Registration Statement (File No. 333-124398/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2005).

(i) Audited Financial Statements - The Variable Annuity Life Insurance Company

Report of Independent Registered Public Accounting Firm

Consolidated Balance Sheets

Consolidated Statements of Income and Comprehensive Income

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(ii) Audited Financial Statements-The Variable Annuity Life Insurance Company Separate Account A

Report of Independent Registered Public Accounting Firm

Statement of Net Assets

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A.(1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.(3)

2. Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and American General Distributors, Inc.(5)

4(a). Form of Individual Annuity Contract (Form UIT-585-96).(1)

4(b). Form of Group Annuity Contract (Form UITG-585-96).(1)

4(c). Form of Certificate of Participation under Group Annuity Contract (Form UITG-CB-585-96).(1)

5(a). Form of Application for Annuity Contract (UIT-585-96 and UITG-CB-585-96).(2)

5(b). Form of Group Master Application for Flexible Payment Group Annuity Contract (Form UITG-585-96).(1)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.(1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990.(1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001.(3)

7. Not Applicable.

8. General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (Filed herewith)

9. Opinion and consent of counsel.(2)

10. Consents of Independent Auditors. (Filed herewith)

11. Not Applicable.

12. Not Applicable.

13. Calculation of standard and nonstandard performance information.(1)

  Powers of Attorney.(4) (6)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.(2)

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  Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 18, 1997.
  Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998.
  Incorporated by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003.
  Incorporated by reference to Post-Effective Amendment No. 33 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2004.
  Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, accession number 0000950129-00-001969.
  Incorporated by reference to the initial Form N-4 Registration Statement (File No. 333-124398/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 28, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of May 5, 2005 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL POSITIONS AND OFFICES

BUSINESS ADDRESS HELD WITH DEPOSITOR

Officer Title

Jay S. Wintrob* Director

Bruce R. Abrams Director, President and Chief Executive Officer

M. Kathleen Adamson Director, Executive Vice President - Operations Administration

James R. Belardi Executive Vice President

Mary L. Cavanaugh Director, Executive Vice President, General Counsel & Secretary

Randall W. Epright** Executive Vice President & Chief Information Officer

Richard Lindsay Executive Vice President - Strategic Planning

Michael J. Perry Executive Vice President - National Sales

Jay G. Wilkinson Executive Vice President - Group Management

Michael J. Akers Director, Senior Vice President & Chief Actuary

Lillian Caliman Senior Vice President & Divisional Chief Information Officer

Evelyn Curran Senior Vice President - Product Development

David H. den Boer Senior Vice President & Chief Compliance Officer

N. Scott Gillis** Director, Senior Vice President & Principal Financial Officer

Glenn Harris Senior Vice President - Group Management

Sharla A. Jackson *** Senior Vice President - Customer Service Amarillo

Thomas G. Norwood Senior Vice President - Broker/Dealer Operations

Jamie L. Ohl Senior Vice President - Group Management

Peter W. Seroka Senior Vice President - Marketing

Thomas A. Shimko**** Senior Vice President - AIG Edge

Brenda Simmons Senior Vice President - Client Contribution Services

Robert E. Steele*** Senior Vice President - Specialty Products

Richard L. Bailey Vice President - Group Actuarial

Kurt W. Bernlohr Vice President - Product Strategy

Mary C. Birmingham Vice President - Client Contribution Services

Gregory Stephen Broer Vice President - Actuarial

Marta L. Brown Vice President - Marketing Communications

Michael T. Buchanan Vice President

Richard A. Combs Vice President - Actuarial

Neil J. Davidson Vice President - Actuarial

Terry B. Festervand Vice President & Treasurer

Darlene Flagg Vice President - Marketing Communications

Mark D. Foster Vice President - VFA Compensation

Daniel Fritz Vice President - Actuarial

Marc Gamsin* Vice President

Michael D. Gifford Vice President - Marketing

Eric B. Holmes Vice President

Stephen M. Hughes Vice President - Marketing

Joanne M. Jarvis Vice President - Sales Planning & Reporting

Joan M. Keller Vice President - Client Service Processing

William R. Keller, Jr. Vice President - Strategic Planning

Ted G. Kennedy Vice President - Government Relations

Calvin King Vice President - North Houston CCC

Gary J. Kleinman **** Vice President

Suzanne A. Krenz Vice President - Marketing

Kathleen M. McCutcheon Director, Vice President - Human Resources

Pirie McIndoe Vice President

Joseph P. McKernan Vice President - Information Technology

Kevin S. Nazworth Vice President

Greg Outcalt Vice President

Rembert R. Owen, Jr. Vice President & Assistant Secretary

Linda C. Robinson Vice President - Group Plan Administration

Keith Schlosser Vice President - Sales Executive Administration

Richard W. Scott**** Vice President & Chief Investment Officer

Cynthia S. Seeman Vice President - Account Management

James P. Steele*** Vice President - Specialty Products

Daniel R. Swick Vice President

Richard Turner Vice President - Retirement Services Tax

Sarah Van Beck Vice President - Financial Reporting

Frank A. Venutolo Vice President - Marketing

Krien Verberkmoes Vice President - Sales Compliance

Darla G. Wilton Vice President - National Sales

W. Larry Mask Real Estate Investment Officer & Assistant Secretary

Dan Cricks Tax Officer

Kortney S. Farmer Assistant Secretary

Tracey E. Harris Assistant Secretary

Russell J. Lessard Assistant Secretary

Connie E. Pritchett*** Assistant Secretary

Frederick J. Sdao Assistant Secretary

Katherine Stoner Assistant Secretary

John Fleming Assistant Treasurer

Louis McNeal Assistant Treasurer

Tara S. Rock Assistant Treasurer

* 1 SunAmerica Center, Los Angeles, California 90067-6022

** 21650 Oxnard Ave., Woodland Hills, California 91367

*** 205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of this Item 26. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.
SUBSIDIARIES OF AIG
Percentage of Voting Securities Jurisdiction of Owned by its Incorporation Immediate or Organization Parent(2)
American International Group, Inc.(1) Delaware (3)
AIG Aviation, Inc. Georgia 100
AIG Bulgaria Insurance and Reinsurance Company EAD Bulgaria 100
AIG Capital Corporation Delaware 100
AIG Consumer Finance Group, Inc. Delaware 100
AIG Bank Polska S.A. Poland 97.23
AIG Credit S.A. Poland 80
Compania Financiera Argentina S.A. Argentina 92.7
AIG Finance Holdings, Inc. New York 100
AIG Finance (Hong Kong) Limited Hong Kong 100
AIG Global Asset Management Holdings Corp. Delaware 100
AIG Asset Management Services, Inc. Delaware 100
Brazos Capital Management, L.P. Delaware 92
AIG Capital Partners, Inc. Delaware 100
AIG Equity Sales Corp. New York 100
AIG Global Investment Corp. New Jersey 100
International Lease Finance Corporation California 64.85 (4)
AIG Global Real Estate Investment Corp. Delaware 100
AIG Credit Corp. Delaware 100
A.I. Credit Corp. New Hampshire 100
Imperial Premium Finance, Inc. California 100
Imperial Premium Finance, Inc. Delaware 100
AIG Egypt Insurance Company, S.A.E.. Egypt 89.98
AIG Federal Savings Bank Delaware 100
AIG Financial Advisor Services, Inc. Delaware 100
AIG Financial Advisor Services (Europe), S.A. Luxembourg 100
AIG Financial Products Corp. Delaware 100
AIG Matched Funding Corp. Delaware 100
Banque AIG France 90 (5)
AIG Funding, Inc. Delaware 100
AIG Global Trade & Political Risk Insurance Company New Jersey 100
A.I.G. Golden Insurance Ltd. Israel 50.01
AIG Life Insurance Company Delaware 79 (6)
AIG Life Insurance Company of Canada Canada 100
AIG Life Insurance Company of Puerto Rico Puerto Rico 100
AIG Liquidity Corp. Delaware 100
AIG Marketing, Inc Delaware 100
AIG Memsa, Inc. Delaware 100 (7)
Tata AIG General Insurance Company Limited India 26
AIG Private Bank Ltd. Switzerland 100
AIG Retirement Services, Inc. Delaware 100 (8)
SunAmerica Life Insurance Company Arizona 100
SunAmerica Investments, Inc. Georgia 70 (9)
AIG Advisor Group, Inc. Maryland 100
Advantage Capital Corporation New York 100
FSC Securities Corporation Delaware 100
Royal Alliance Associates, Inc. Delaware 100
Sentra Securities Corporation California 100
Spelman & Co., Inc. California 100
SunAmerica Securities, Inc. Delaware 100
AIG SunAmerica Life Assurance Company Arizona 100 (10)
AIG SunAmerica Asset Management Corp. Delaware 100
AIG SunAmerica Capital Services. Inc. Delaware 100
First SunAmerica Life Insurance Company New York 100
AIG Risk Management, Inc. New York 100
AIG Technologies, Inc. New Hampshire 100
AIGTI, Inc. Delaware 100
AIG Trading Group Inc. Delaware 100
AIG International, Inc. Delaware 100
AIU Insurance Company New York 52 (11)
AIU North America, Inc. New York 100
American General Corporation Texas 100
American General Bancassurance Services, Inc. Illinois 100
AGC Life Insurance Company Missouri 100
AIG Assurance Canada Canada 100 (7)
AIG Life of Bermuda, Ltd. Bermuda 100
American General Life and Accident Insurance Company Tennessee 100
American General Life Insurance Company Texas 100
American General Annuity Service Corporation Texas 100
AIG Enterprise Services, LLC Delaware 100
American General Equity Services Corporation Delaware 100
American General Life Companies, LLC Delaware 100
The Variable Annuity Life Insurance Company Texas 100
VALIC Retirement Services Company Texas 100
VALIC Trust Company Texas 100
American General Property Insurance Company Tennessee 51.85 (12)
American General Property Insurance Company of Florida Florida 100
AIG Annuity Insurance Company Texas 100
The United States Life Insurance Company in the City of New York New York 100
American General Finance, Inc. Indiana 100
American General Auto Finance, Inc. Delaware 100
American General Finance Corporation Indiana 100
MorEquity, Inc. Nevada 100
Wilmington Finance, Inc. Delaware 100
Merit Life Insurance Co. Indiana 100
Yosemite Insurance Company Indiana 100
CommoLoCo, Inc. Puerto Rico 100
American General Financial Services of Alabama, Inc. Alabama 100
American General Investment Management Corporation Delaware 100
American General Realty Investment Corporation Texas 100
American General Assurance Company Illinois 100
American General Indemnity Company Illinois 100
USLIFE Credit Life Insurance Company of Arizona Arizona 100
Knickerbocker Corporation Texas 100
American Home Assurance Company New York 100
AIG Domestic Claims, Inc. Delaware 50 (13)
AIG Hawaii Insurance Company, Inc. Hawaii 100
American Pacific Insurance Company, Inc. Hawaii 100
American International Insurance Company New York 100
American International Insurance Company of California, Inc. California 100
American International Insurance Company of New Jersey New Jersey 100
Minnesota Insurance Company Minnesota 100
American International Realty Corp. Delaware 31.5 (14)
Pine Street Real Estate Holdings Corp. New Hampshire 31.47 (14)
Transatlantic Holdings, Inc. Delaware 33.45 (15)
Transatlantic Reinsurance Company New York 100
Putnam Reinsurance Company New York 100
Trans Re Zurich Switzerland 100
American International Insurance Company of Delaware Delaware 100
American International Life Assurance Company of New York New York 77.52 (16)
American International Reinsurance Company, Ltd. Bermuda 100
AIG Edison Life Insurance Company Japan 90 (17)
American International Assurance Company, Limited Hong Kong 100
American International Assurance Company (Australia) Limited Australia 100
American International Assurance Company (Bermuda) Limited Bermuda 100
American International Assurance Co. (Vietnam) Limited Vietnam 100
Tata AIG Life Insurance Company Limited India 26
Nan Shan Life Insurance Company, Ltd. Taiwan 95
American International Underwriters Corporation New York 100
American International Underwriters Overseas, Ltd. Bermuda 100
AIG Europe (Ireland) Limited Ireland 100
AIG Europe (U.K.) Limited England 100
AIG Brasil Companhia de Seguros Brazil 50
Universal Insurance Co., Ltd. Thailand 100
La Seguridad de Centroamerica, Compania de Seguros S.A. Guatemala 100
La Meridional Compania Argentina de Seguros Argentina 100
American International Insurance Company of Puerto Rico Puerto Rico 100
A.I.G. Colombia Seguros Generales S.A. Colombia 100
American International Underwriters GmBH Germany 100
Underwriters Adjustment Company, Inc. Panama 100
American Life Insurance Company Delaware 100
AIG Life (Bulgaria) Z.D. A.D Bulgaria 100
ALICO, S.A France 100
First American Polish Life Insurance and Reinsurance Company, S.A. Poland 100
Inversiones Interamericana S.A. (Chile) Chile 100
Pharaonic American Life Insurance Company Egypt 71.63
Unibanco AIG Seguros S.A. Brazil 47.81 (18)
AIG Life Insurance Company (Switzerland) Ltd. Switzerland 100
American Security Life Insurance Company, Ltd. Lichtenstein 100
Birmingham Fire Insurance Company of Pennsylvania Pennsylvania 100
China America Insurance Company, Ltd. Delaware 50
Commerce and Industry Insurance Company New York 100
Commerce and Industry Insurance Company of Canada Ontario 100
Delaware American Life Insurance Company Delaware 100
Hawaii Insurance Consultants, Ltd. Hawaii 100
HSB Group, Inc. Delaware 100
The Hartford Steam Boiler Inspection and Insurance Company Connecticut 100
The Hartford Steam Boiler Inspection and Insurance Company of Connecticut Connecticut 100
HSB Engineering Insurance Limited England 100
The Boiler Inspection and Insurance Company of Canada Canada 100
The Insurance Company of the State of Pennsylvania Pennsylvania 100
Landmark Insurance Company California 100
Mt. Mansfield Company, Inc. Vermont 100
National Union Fire Insurance Company of Pittsburgh, Pa Pennsylvania 100
American International Specialty Lines Insurance Company Alaska 70 (19)
Lexington Insurance Company Delaware 70 (19)
AIG Centennial Insurance Company Pennsylvania 100
AIG Premier Insurance Company Pennsylvania 100
AIG Indemnity Insurance Company Pennsylvania 100
AIG Preferred Insurance Company Pennsylvania 100
AIG Auto Insurance Company of New Jersey New Jersey 100
JI Accident & Fire Insurance Co. Ltd. Japan 50
National Union Fire Insurance Company of Louisiana Louisiana 100
National Union Fire Insurance Company of Vermont Vermont 100
21st Century Insurance Group California 33.03 (20)
21st Century Insurance Company California 100
21st Century Casualty Company California 100
21st Century Insurance Company of the Southwest Texas 100
Starr Excess Liability Insurance Company, Ltd. Delaware 100
Starr Excess Liability Insurance International Ltd. Ireland 100
NHIG Holding Corp. Delaware 100
Audubon Insurance Company Louisiana 100
Audubon Indemnity Company Mississippi 100
Agency Management Corporation Louisiana 100
The Gulf Agency, Inc. Alabama 100
New Hampshire Insurance Company Pennsylvania 100
AIG Europe, S.A. France (21)
AI Network Corporation Delaware 100
American International Pacific Insurance Company Colorado 100
American International South Insurance Company Pennsylvania 100
Granite State Insurance Company Pennsylvania 100
New Hampshire Indemnity Company, Inc. Pennsylvania 100
AIG National Insurance Company, Inc. New York 100
Illinois National Insurance Co. Illinois 100
New Hampshire Insurance Services, Inc. New Hampshire 100
AIG Star Life Insurance Co., Ltd Japan 100
The Philippine American Life and General Insurance Company Philippines 99.78
Pacific Union Assurance Company California 100
Philam Equitable Life Assurance Company, Inc. Philippines 95.31
Philam Insurance Company, Inc. Philippines 100
Risk Specialist Companies, Inc. Delaware 100
United Guaranty Corporation North Carolina 36.3l (22)
United Guaranty Insurance Company North Carolina 100
United Guaranty Mortgage Insurance Company North Carolina 100
United Guaranty Mortgage Insurance Company of North Carolina North Carolina 100
United Guaranty Partners Insurance Company Vermont 80
United Guaranty Residential Insurance Company of North Carolina North Carolina 100
United Guaranty Residential Insurance Company North Carolina 75.03 (23)
United Guaranty Commercial Insurance Company of North Carolina North Carolina 100
United Guaranty Mortgage Indemnity Company North Carolina 100
United Guaranty Credit Insurance Company North Carolina 100
United Guaranty Services, Inc. North Carolina 100

___________________________________________________________________________________________

(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

(2) Percentages include directors' qualifying shares.

(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.

(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

(5) Also owned 10 percent by AIG Matched Funding Corp.

(6) Also owned 21 percent by Commerce and Industry Insurance Company.

(7) Indirect wholly-owned subsidiary.

(8) Formerly known as AIG SunAmerica Inc.

(9) Also owned 30 percent by AIG Retirement Services, Inc.

(10) Formerly known as Anchor National Life Insurance Company.

(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.

(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.

(13) Also owned 50 percent by The Insurance Company of the State of Pennsylvania.

(14) Also owned by 11 other AIG subsidiaries.

(15) Also owned 25.95 percent by AIG.

(16) Also owned 22.48 percent by American Home Assurance Company.

(17) Also owned ten percent by a subsidiary of American Life Insurance Company.

(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.

(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.

(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.

(21) 100 percent to be held with other AIG companies.

(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.

(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of July 31, 2005, a date within 90 days prior to the date of filing, there were 34,678 individual contract owners and 18,125 group contract owners of the qualified contracts offered by the Independence Plus prospectus. As of July 31, 2005, there were 7 individual contract owners and 1,430 group contract owners of the non-qualified contracts offered by the Independence Plus prospectus.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:
Name and Principal Business Address	Position and Offices With Underwriter American General Distributors, Inc.
Richard Lindsay	Director, Chief Executive Officer and President
Mary L. Cavanaugh	Director and Assistant Secretary
David H. den Boer	Director, Senior Vice President and Secretary
Thomas G. Norwood	Executive Vice President
Krien VerBerkmoes	Chief Compliance Officer
John Reiner	Chief Financial Officer and Treasurer
Daniel R. Cricks	Tax Officer
Kurt W. Bernlohr	Assistant Secretary
Tracey E. Harris	Assistant Secretary
Russell J. Lessard	Assistant Secretary
Kortney S. Farmer	Assistant Secretary

  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

The Variable Annuity Life Insurance Company

Attn: Operations Administration

2929 Allen Parkway

Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

  VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
  The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

  Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

(4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

(d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

(c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

(d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 12th day of August, 2005.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/ Mary L Cavanaugh

Mary L. Cavanaugh

Executive Vice President, General

Counsel and Secretary

ATTEST: /s/ Katherine Stoner

Katherine Stoner

Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/ Jay S. Wintrob Director August 12, 2005

Jay S. Wintrob

/s/ Bruce R. Abrams Director and Chief August 12, 2005

Bruce R. Abrams Executive Officer

/s/ M. Kathleen Adamson Director August 12, 2005

M. Kathleen Adamson

/s/ Michael J. Akers Director August 12, 2005

Michael J. Akers

/s/ Mary L. Cavanaugh Director August 12, 2005

Mary L. Cavanaugh

/s/ N. Scott Gillis Director and Principal August 12, 2005

N. Scott Gillis Financial Officer

/s/ Kathleen M. McCutcheon Director August 12, 2005

Kathleen M. McCutcheon

/s/ Sarah Van Beck Vice President and Chief August 12, 2005

Sarah Van Beck Accounting Officer

Index of Exhibits

Exhibit No.

  General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company.

10 Consent of Independent Auditor

Exhibit 8

GENERAL GUARANTEE AGREEMENT

GENERAL GUARANTEE AGREEMENT, dated March 3, 2003 (the "Guarantee"), by American Home Assurance Company, a New York corporation (the "Guarantor") in favor of each party (individually, a "Party" and collectively, "Parties") insured under policies issued by The Variable Annuity Life Insurance Company, a Texas corporation (the "Company").

1. Guarantee. For value received, and to induce Parties to purchase insurance from the Company, the Guarantor unconditionally and irrevocably guarantees to each Party, its successors, endorsees and assigns, the prompt payment when due of all present and future obligations and liabilities of any kind whatsoever of the Company to such Party arising from policies of insurance (including guaranteed investment contracts and funding agreements) issued by the Company, including but not limited to payments for claims, losses and return premiums whether due or to become due, secured or unsecured, absolute or contingent, joint or several (the "Obligations").

2. Nature of Guarantee. The Guarantor's obligations hereunder with respect to any Obligation shall not be affected by the existence, validity, enforceability, perfection or extent of any collateral for such Obligation. No Party shall be obligated to file any claim relating to the Obligations owing to it in the event that the Company becomes subject to a bankruptcy, reorganization or similar proceeding, and the failure of any Party to so file shall not affect the Guarantor's obligations hereunder. In the event that any payment to any Party in respect to any Obligations is rescinded or must otherwise be returned for any reason whatsoever, the Guarantor shall remain liable hereunder in respect to such Obligations as if such payment had not been made. The Guarantor reserves the right to assert defenses which the Company may have to payment of any Obligation other than defenses arising from the bankruptcy or insolvency of the Company and other defenses expressly waived hereby.

3. Consents, Waivers and Renewals. The Guarantor agrees that a Party may at any time and from time to time, either before or after the maturity thereof, without notice to or further consent of the Guarantor extend the time of payment of, exchange or surrender any collateral for, or renew any of the Obligations owing to it, and may also make any agreement with the Company or with any other party to or person liable on any of the Obligations, or interested therein, for the extension, renewal, payment, compromise, discharge or release thereof, in whole or in part, or for any modification of the terms thereof or of any agreement between such Party and the Company or any of such other party or person, without in any way impairing or affecting this Guarantee. The Guarantor agrees that a Party may resort to the Guarantor for payment of any of the Obligations, whether or not the Party shall have resorted to any collateral security, or shall have proceeded against any other obligor principally or secondarily obligated with respect to any of the Obligations.

4. Expenses. The Guarantor agrees to pay on demand all out-of-pocket expenses (including the reasonable fees and expenses of its counsel) in any way relating to the enforcement or protection of the rights of a Party hereunder; provided, that the Guarantor shall not be liable for any expenses of a Party if no payment under this Guarantee is due.

5. Subrogation. Upon payment of all the Obligations owing to any Party, the Guarantor shall be subrogated to the rights of such Party against the Company, and such Party agrees to take at the Guarantor's expense such steps as the Guarantor may reasonably request to implement such subrogation.

6. Third-Party Beneficiary Contract. The Guarantor hereby acknowledges that Parties insured under policies issued by the Company prior to the termination of the Guarantee are intended third-party beneficiaries of the Guarantee who may enforce this Guarantee directly against the Guarantor.

7. Termination. This Guarantee may be terminated after 30 days notice given by the Guarantor by publication in The Wall Street Journal; provided, however, that in the event that a Party has requested, by written notice to the Secretary of the Guarantor at 70 Pine Street, New York, New York 10270, prior to the date of such publication, that such Party be given notice of any termination of this Guarantee (specifying the address to which such notice to the Party shall be sent), this Guarantee shall remain in full force and effect with respect to such Party until receipt by such Party of written notice of termination in accordance with such request. Notwithstanding the foregoing sentence, this Guarantee shall remain in full force and effect with respect to Obligations of the Company outstanding or contracted or committed for (whether or not outstanding) prior to the 30th day after publication of notice of such termination in The Wall Street Journal, or, in the event that a Party has requested notice of termination as provided above, prior to receipt by such Party of written notice of termination in accordance with such request, until such Obligations shall be finally and irrevocably paid in full.

8. Governing Law. This Guarantee shall be governed by and construed in accordance with the laws of the State of New York.

AMERICAN HOME ASSURANCE COMPANY

By: __/s/___________________________________________

By: __/s/___________________________________________

Exhibit 10

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the incorporation by reference in this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (Registration Nos. 333-124398/811-03240) of our report dated April 27, 2005 relating to the consolidated financial statements of The Variable Annuity Life Insurance Company and our report dated April 15, 2005 relating to the financial statements and financial highlights of The Variable Annuity Life Insurance Company Separate Account A which appear in such Registration Statement. We also consent to the references to us under the heading "Experts" in such Registration Statement.

PricewaterhouseCoopers LLP

Houston, Texas

August 11, 2005